MML SERIES INVESTMENT FUND II

Supplement dated November 6, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information supplements the information for the MML Money Market Fund found on page 4 in the section titled Principal Investment Strategies and Risks:

The Fund may enter into repurchase transactions and forward commitments.

Effective on or about October 15, 2009, the following information replaces similar information for AllianceBernstein L.P. (“AllianceBernstein”) found on pages 20-21 in the section titled About the Investment Adviser and Sub-Advisers relating to the MML Equity Fund. The information for Marilyn G. Fedak remains unchanged and the information for John P. Mahedy is hereby deleted.

David Yuen

is a portfolio manager of a portion of the MML Equity Fund, which is managed on a team basis. In 2009, Mr. Yuen was appointed Co-CIO of US Large Cap Value and CIO of the Advanced Value Fund. He has been the Director of Research for US Large Cap Value since early 2008. Previously, Mr. Yuen was the Director of Research for Emerging Markets Value since August 2002. Mr. Yuen joined Bernstein in 1998 as a research analyst covering the global retailing industry and became a senior research analyst in 1999 covering Retail, Textile & Apparel, Gaming & Lodging, and Consumer Appliances. Prior to joining Bernstein, he was a senior vice president of The Coleman Company from 1994 to 1998. From 1988 to 1994, he was a consultant and subsequently partner at WKI, a management consulting firm specializing in emerging-market strategies. Prior to that, Mr. Yuen was a consultant with Bain & Company.

Joseph G. Paul

is a portfolio manager of a portion of the MML Equity Fund, which is managed on a team basis. In 2009, Mr. Paul was appointed Co-CIO of US Large Cap Value Equities, CIO of North American Value Equities and Global Head of Diversified Value Services, responsible for product design research for diversified value services. Previously, he was CIO—Advanced Value Fund (1999-2009), CIO—Small and Mid-Cap Value (2002-2008), and Co-CIO—Real Estate Investments (2004-2008). Additionally, he was the Director of Research for the Advanced Value Fund, a US long/short equity hedge fund, for two years. In this role, he was instrumental in the genesis of the Advanced Value leveraged hedge fund. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He was named to the Institutional Investor All-America Research Team every year from 1991 through 1996. Before joining Bernstein, Mr. Paul worked at General Motors in marketing and product planning.

The following information replaces similar information found on page 23 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2974-09-02

MML SERIES INVESTMENT FUND II

Supplement dated November 6, 2009 to the

Prospectus dated May 1, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information supplements the information for the MML Money Market Fund found on page 4 in the section titled Principal Investment Strategies and Risks:

The Fund may enter into repurchase transactions and forward commitments.

Effective on or about October 15, 2009, the following information replaces similar information for AllianceBernstein L.P. (“AllianceBernstein”) found on page 27 in the section titled About the Investment Adviser and Sub-Advisers relating to the MML Equity Fund. The information for Marilyn G. Fedak remains unchanged and the information for John P. Mahedy is hereby deleted.

David Yuen

is a portfolio manager of a portion of the MML Equity Fund, which is managed on a team basis. In 2009, Mr. Yuen was appointed Co-CIO of US Large Cap Value and CIO of the Advanced Value Fund. He has been the Director of Research for US Large Cap Value since early 2008. Previously, Mr. Yuen was the Director of Research for Emerging Markets Value since August 2002. Mr. Yuen joined Bernstein in 1998 as a research analyst covering the global retailing industry and became a senior research analyst in 1999 covering Retail, Textile & Apparel, Gaming & Lodging, and Consumer Appliances. Prior to joining Bernstein, he was a senior vice president of The Coleman Company from 1994 to 1998. From 1988 to 1994, he was a consultant and subsequently partner at WKI, a management consulting firm specializing in emerging-market strategies. Prior to that, Mr. Yuen was a consultant with Bain & Company.

Joseph G. Paul

is a portfolio manager of a portion of the MML Equity Fund, which is managed on a team basis. In 2009, Mr. Paul was appointed Co-CIO of US Large Cap Value Equities, CIO of North American Value Equities and Global Head of Diversified Value Services, responsible for product design research for diversified value services. Previously, he was CIO—Advanced Value Fund (1999-2009), CIO—Small and Mid-Cap Value (2002-2008), and Co-CIO—Real Estate Investments (2004-2008). Additionally, he was the Director of Research for the Advanced Value Fund, a US long/short equity hedge fund, for two years. In this role, he was instrumental in the genesis of the Advanced Value leveraged hedge fund. Mr. Paul joined Bernstein in 1987 as a research analyst covering the automotive industry. He was named to the Institutional Investor All-America Research Team every year from 1991 through 1996. Before joining Bernstein, Mr. Paul worked at General Motors in marketing and product planning.

The following information replaces similar information found on page 30 in the first paragraph under Buying and Redeeming Shares in the section titled Investing In The Funds:

The Trust provides an investment vehicle for the separate investment accounts of variable life insurance and variable annuity contracts offered by companies such as MassMutual. Shares of the Funds are not offered to the general public. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise due to differences in tax treatment and other considerations between owners of the variable life insurance contracts and owners of the variable annuity contracts. The Funds’ Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for the separate accounts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-09-03